ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BUSINESS DESCRIPTION
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

China Liberal Education Holdings Limited (“China Liberal” or the “Company”) was incorporated under the laws of the Cayman Islands on February 25, 2019 as an exempted company with limited liability.

China Liberal owns 100% equity interest of Yi Xin BVI International Investment Limited (“Yi Xin BVI”), a business company incorporated under the laws of the British Virgin Islands (“BVI”) on October 19, 2010.

China Liberal Beijing Education Group Co., Limited (“Boya Hong Kong”), formerly known as Haier International Investment Holding Limited, was incorporated in accordance with the laws and regulations of Hong Kong on May 11, 2011, and changed to its current name on July 19, 2016. Yi Xin BVI owns 100% equity interest in Boya Hong Kong.

China Liberal, Yi Xin BVI and Boya Hong Kong are currently not engaging in any active business operations and are merely acting as holding companies.

China Liberal (Beijing) Education Technology Co., Ltd. (“China Liberal Beijing”) was formed on August 8, 2011, as a Wholly Foreign-Owned Enterprise (“WOFE”) in the People’s Republic of China (the “PRC” or “China”), with the registered capital of RMB33.5 million (approximately $5.1 million). Through December 31, 2018, Boya Hong Kong owned 91.1772% ownership interest in China Liberal Beijing, with the remaining 8.8228% ownership interest owned by five individual shareholders. On February 1, 2019, Boya Hong Kong entered into share transfer agreements with each of the non-controlling shareholders of China Liberal Beijing and completed the acquisition of the 8.8228% non-controlling interest in China Liberal Beijing, for a total price of RMB2.95 million (approximately $453,669). The total value of the non-controlling interest amounted to $540,907 as of the acquisition date. The Company borrowed cash from a related party to make this acquisition payment. After this transaction, China Liberal Beijing became a 100% owned subsidiary of Boya Hong Kong.

China Liberal Fujian Education Technology Group Co., Ltd (“China Liberal Fujian”) was formed on April 19, 2021 in the PRC, with the registered capital of RMB50 million ($7.9 million). China Liberal Beijing owns 100% equity interest in China Liberal Fujian.

On July 14, 2022, the Company closed the transactions contemplated by the Stock Purchase Agreement entered into on June 9, 2022 by and among the Company, China Liberal Beijing, Oriental Wisdom Cultural Development Co., Ltd., the acquired company ("Oriental Wisdom"), and Beijing Cloud Class Technology Co., Ltd., the seller of the acquired company, and completed its acquisition of Oriental Wisdom, an integrated education services provider focusing on operating jointly-managed academic programs in the vocational higher education industry in China.

On September 2, 2022, the Company closed the transactions contemplated by the Stock Purchase Agreement entered into on February 1, 2022 by and among the Company, Wanwang Investment Limited, the acquired company (“Wanwang”), Xiaoshi Huang and Thrive Shine Limited, the sellers of the acquired company, and completed its acquisition of Wanwang. Wanwang, through its subsidiaries, operates two colleges, Fuzhou Melbourne Polytechnic (“FMP”) and Strait College of Mingjiang University (“Strait College”).

On November 2, 2022, the Company entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with AIWAYS Holdings Limited (“AIWAYS”), a global new energy vehicle brand, pursuant to which AIWAYS will merge with a wholly-owned subsidiary of the Company, and the issued and outstanding share capital of AIWAYS will be cancelled in exchange for newly issued shares of the Company on the terms and conditions set forth therein in a transaction exempt from the registration requirements under the Securities Act of 1933, as amended (the “Transaction”). Upon consummation of the Transaction, AIWAYS will become a wholly-owned subsidiary of the Company, and the existing AIWAYS shareholders and existing Company shareholders will own approximately 99.2% and 0.8%, respectively, of the outstanding shares of the combined company. For the purposes of consummating the transactions contemplated by the Merger Agreement, Aiways Automobile and Aiways Merger Sub were both formed on September 29, 2022.

The Company, through its wholly-owned subsidiaries, is primarily engaged in providing educational services in the PRC under the “China Liberal” brand. The Company offers a wide range of educational services and programs to customers, consisting primarily of Sino-foreign Jointly Managed Academic Programs, sales of textbooks and course material, Overseas Study Consulting Services and technological consulting services provided for targeted Chinese universities / colleges to help them improve their data management system and to optimize their teaching and operating environment (see Note 2). In late 2019, the Company also started to provide tailored job readiness training services to graduating students from the appropriate partner schools so that such students would be better equipped to serve the employer at their respective job positions.

Details of the subsidiaries of the Company as of December 31, 2022 were set out below:

	Date of	Place of	% of	Principal
Name of Entity	Incorporation	Incorporation	Ownership	Activities
China Liberal	February 25, 2019	Cayman Islands	Parent	Investment holding
Yi Xin BVI	October 19, 2010	BVI	100%	Investment holding
Boya Hong Kong	May 11, 2011	Hong Kong	100%	Investment holding
China Liberal Beijing	August 8, 2011	Beijing, PRC	100%	Education service provider
China Liberal Fujian	April 19, 2021	Fuzhou, PRC	100%	Education service provider
Oriental Wisdom	August 17, 2009	Beijing, PRC	100%	Education service provider
Wanwang	March 23, 2018	BVI	100%	Holding company
Wan Zhong (H. K.) Education Investment Co., Ltd (“Wan Zhong”)	July 20, 2016	Hong Kong	100%	Holding company
Fujian Wanzhong Education Investment Management Co., Ltd (“Fujian Wanzhong”)	December 12, 2008	Fujian, China	100%	Holding company
Aiways Automobile	September 29, 2022	Cayman Islands	100%	Investment holding
Aiways Merger Sub	September 29, 2022	Cayman Islands	100%	Investment holding
FMP	January 24, 2017	Fujian, China	Control through agreements	Education program to college students
Strait College	September 1, 2009	Zhejiang, China	Control through agreements	Education program to college students